Leases (Tables)	12 Months Ended
Feb. 28, 2021
Leases [Abstract]
Schedule of Weighted-average Remaining Lease Terms and Discount Rates

Weighted-average remaining lease terms and discount rates are as follows:

	As of February 29 or 28,
	2020	2021
Weighted average remaining lease term (years)	4.5	3.6
Weighted average discount rate	5.5%	5.5%

Schedule of Maturity Analysis of Annual Undiscounted Cash Flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended February 28 or 29:

Year ending of February 28 or 29:	RMB	USD
2022	55,525	8,578
2023	48,431	7,482
2024	26,442	4,085
2025	15,115	2,335
2026	10,529	1,627
Thereafter	8,339	1,288
Total minimum lease payments	164,381	25,395
Less: amount representing interest	(19,564)	(3,022)
Present value of minimum lease payments	144,817	22,373